EMPLOYEE BENEFITS	12 Months Ended
Jun. 30, 2022
Employee benefits [Abstract]
Employee benefits
19

EMPLOYEE BENEFITS
ACCOUNTING POLICIES
Cash settled share-based payments (“outgoing long-term incentive” or “CLTI”)
Cash settled

share-based payments

are measured

at fair

value and

remeasured at

each reporting

date to

reflect the

potential
outflow of

cash resources

to settle

the liability,

with a

corresponding adjustment

in profit

or loss.

Vesting

assumptions for

non-
market conditions are reviewed at each reporting date to ensure they reflect current expectations.
Equity settled share-based payments (“new long-term incentive” or “ELTI”)
The grant date fair

value of equity settled

share-based payment arrangements is

recognised as an expense,

with a corresponding
increase in equity,

over the vesting period of

the awards. The expense is

adjusted to reflect the number

of awards for which the
related service

and non-market

performance conditions

are expected

to be

met, such

that the

amount ultimately

recognised is
based on the number of awards that meet the related service and non-market performance conditions at vesting date.
19.1

CASH SETTLED LONG-TERM INCENTIVE SCHEME

(“outgoing LTI

scheme” or “CLTI

scheme”)
Terms

of the November 2015 grant made under the DRDGOLD Group's outgoing LTI scheme are:
•

The scheme has a finite term of
5 years

and thus no top-up awards are made when the shares vest;
•

The phantom shares are issued

at an exercise price of

Rnil and will vest in 3

tranches:
20%, 30 % and 50 % on the 3
rd,

4
th

and
5 th

anniversaries respectively, subject to individual service and performance conditions being met; and
•

The phantom shares will be settled at the 7 day volume weighted average price ("
VWAP ") of the DRDGOLD share.
The last

tranche of

the November

2015 grant

vested and

was fully

settled on

November 5,

2020. The

outgoing LTI

scheme is
replaced by a new equity settled long-term incentive scheme (refer note 19.2).
Amounts in R million Note 2022 2021
Movements in the total liability for long-term incentive scheme is as follows:
Opening balance - 227.6
Share-based payment (benefit)/expense - CLTI scheme 5.3 - (44.3)
Vested and paid - (183.3)
Liability for CLTI scheme at the end of the year - -
Reconciliation of outstanding phantom shares 2022 2021
Weighted Weighted
average average
Shares price Shares price
Number R per share Number R per share
Opening balance - 9,845,638
Vested and paid - - (9,845,638) 18.62
Closing balance - -
19.2

EQUITY SETTLED LONG-TERM INCENTIVE SCHEME

(“new LTI scheme”

or “ELTI scheme”)
Amounts in R million 2022 2021 2020
Share-based payment expense - ELTI scheme 18.4 16.0 6.0
On December 2,

2019, the shareholders

approved a new

equity settled long-term

incentive scheme to

replace the cash

settled
long-term

incentive

scheme

established

in

November

2015.

Under

the

new

LTI

scheme,

qualifying

employees

are

awarded
conditional shares on

an annual

basis, comprising

performance shares

(
80
% of

the total

conditional shares

awarded) and

retention
shares ( 20
% of the

total conditional shares

awarded). Conditional shares

will vest
3 years

after grant date

and will be

settled in
the form of DRDGOLD shares at a zero-exercise price.
The key conditions of the grants made under the ELTI scheme are:
Retention shares:

100
% of the retention shares will vest if the employee remains in the active employ of the Company at vesting date, is not under
notice period and individual performance criteria are met.
Performance shares:
Total

shareholder’s return

(TSR) measured

against a

hurdle rate

of
15
%

referencing DRDGOLD’s

Weighted

Average

Cost of
Capital (“ WACC
”):

•

50 % of the performance shares are linked to this condition; and
•

all of these performance shares will vest if DRDGOLD’s TSR exceeds the hurdle rate over the vesting period

TSR measured

against a

peer group

of 3

peers (Sibanye-Stillwater,

Harmony Gold

Mining Company

Limited and

Pan-African
Resources Limited):

•

50 % of the performance shares are linked to this condition; and
•

The number of

performance shares which vest

is based on

DRDGOLD’s actual TSR

performance in relation to

percentiles of
peer group’s performance as follows:
Percentile of peers
% of performance shares
vesting
< 25th percentile - %
25th to < 50th percentile 25%
50th to < 75th percentile 75%
≥ 75th percentile 100%
Reconciliation of the number of conditional shares 2022 2021
Shares
Number
Weighted
average price

R per share
Shares
Number
Weighted
average price

R per share
Opening balance 7,840,620 5,860,760
Granted
October 22, 2020 - 1,979,860
October 20, 2021 3,508,232 -
Vested (2,862,654) 14.02 - -
Forfeited (892,528) -
Closing balance 7,593,670 7,840,620
Vesting on 7,593,670 7,840,620
December 2, 2021 - 2,930,380
December 2, 2022 2,715,604 2,930,380
October 22, 2023 1,666,778 1,979,860
October 20, 2024 3,211,288 -
Fair value
The weighted average fair value of the performance and retention shares at grant date were determined using the Monte Carlo simulation pricing model applying the following key inputs:
Grant date October 20, 2021 October 22, 2020 December 2, 2019
Vesting date October 20, 2024 October 22, 2023 December 2, 2022
Weighted average fair value of 80% performance shares

1
7.34 10.49 4.12
Weighted average fair value of 20% retention shares 12.32 18.67 5.49
Expected term (years) 3 3 3
Grant date share price of a DRDGOLD share 13.55 19.43 6.15
Expected dividend yield 3.15% 1.33% 3.81%
Expected volatility

2
60.20% 63.07% 53.80%
Expected risk free rate 5.78% 3.82% 6.80%
1

The performance conditions are included in the

measurement of the grant date fair value as they

are classified as market-based performance
conditions
2

Expected volatility has been based on an evaluation

of the historical volatility of DRDGOLD’s share price,

commensurate with the expected
term of the options
19.3

TRANSACTIONS WITH KEY MANAGEMENT PERSONNEL
Interests in contracts
None

of

the

directors,

officers

or

major

shareholders

of

DRDGOLD or,

to

the

knowledge

of

DRDGOLD’s

management,

their
families, had any interest, direct or indirect, in any transaction entered into during the year ended June 30, 2022 or the preceding
financial years, or in any proposed

transaction which has affected or will

materially affect DRDGOLD or its subsidiaries other

than
disclosed in these financial statements. None of the directors or officers of DRDGOLD or any associate of such director or officer is currently or has been at any time during the past financial year materially indebted to DRDGOLD.
Key management personnel remuneration
Amounts in R million Note 2022 2021 2020
- Board fees paid 7.8 7.6 6.2
- Salaries paid 82.5 75.5 67.3
- Short term incentives relating to this cycle 84.1 73.8 63.6
- Market value of long-term incentives vested and transferred 19.2 40.1 - -
- Long term incentives paid during the cycle 19.1 - 183.3 41.5
214.5 340.2 178.6